DERIVATIVE ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
DERIVATIVE ASSETS AND LIABILITIES
DERIVATIVE ASSETS AND LIABILITIES

22  – DERIVATIVE ASSETS AND LIABILITIES

Embotelladora Andina currently maintains “Cross Currency Swaps” and “Currency Forward” agreements as derivative financial instruments.

Cross Currency Swaps ("CCS"), also known as interest rate and currency swaps are valued by the method of discounted future cash flows at a market rate corresponding to the currencies and rates of the transaction.

On the other hand, the fair value of forward currency contracts is calculated in reference to current forward exchange rates for contracts with similar maturity profiles.

As of December 31, 2020 and 2019, the Company held the following derivative instruments:

22.1        Derivatives accounted for as cash flow hedges:

At the closing date of these financial statements, the Company maintains derivative contracts to secure part of its bond liabilities issued in Unidades de Fomento totaling UF 10,148,159, to convert these obligations to Chilean pesos.

These contracts were valued at their fair values, yielding a net asset of CLP 6,299,116 thousand at the closing date of the financial statements which is presented under other non-current financial assets. The expiration date of derivative contracts is distributed in the years 2026, 2031, 2034 and 2035.

Cross Currency Swaps associated with International Bonds (US)

At the closing date of these financial statements, the Company maintains derivative contracts to secure US Dollar public bond obligations of USD 360 million due in 2023, to convert such obligations into Brazilian Real. In addition, derivative contracts amounting to USD 300 million are held to convert such obligation into Unidades de Fomento (UF - CLP re-adjustable by the Consumer Price Index) due in 2050. The valuation of the first contract at its fair values generates an asset of CLP 144,684,179 thousand as of December 31, 2020 (CLP 98,918,457 thousand as of December 31, 2019), while the valuation of the second contract at its fair values generates a liability of CLP 51,568,854 thousand at the closing date of these financial statements.

The amount of exchange differences recognized in the statement of income related to financial liabilities in U.S. dollars and are absorbed by the amounts recognized under comprehensive income.

22.2        Forward currency transactions expected to be very likely

During 2020 and 2019, Embotelladora Andina entered into forward contracts to ensure the exchange rate on future commodity purchasing needs for its 4 operations, i.e. closing USD/ARS, USD/BRL, USD/CLP and USD/GYP forward instruments. As of December 31, 2020, outstanding contracts amount to USD 54.0 million (USD 46.9 million as of December 31, 2019).

Futures contracts that ensure prices of future raw materials have not been designated as hedge agreements, since they do not fulfill IFRS documentation requirements, whereby its effects on variations in fair value are accounted for directly under other comprehensive income.

Fair value hierarchy

At the closing date of these financial statements, the Company held assets for derivative contracts for CLP 150,983,295 thousand (CLP 99,235,662 thousand as of December 31, 2019) and held liabilities for derivative contracts for CLP 52,786,176 thousand (CLP 374,576 thousand as of December 31, 2019). Those contracts covering existing items have been classified in the same category of hedged, the net amount of derivative contracts by concepts covering forecasted items have been classified in financial assets and financial liabilities. All the derivative contracts are carried at fair value in the consolidated statement of financial position. The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1:	quoted (unadjusted) prices in active markets for identical assets or liabilities
Level 2:	Inputs other than quoted prices included in level 1 that are observable for the assets and liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices)
Level 3:	Inputs for assets and liabilities that are not based on observable market data.

During the reporting period, there were no transfers of items between fair value measurement categories; all of which were valued during the period using level 2.

	Fair Value Measurement at December 31, 2020
	Quoted prices in active
	markets
	for identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	—	—	—
Other non-current financial assets	—	150,983,295	—	150,983,295
Total assets	—	150,983,295	—	150,983,295
Liabilities
Current liabilities
Other current financial liabilities	—	1,217,322	—	1,217,322
Other non-current financial liabilities	—	51,568,854	—	51,568,854
Total liabilities	—	52,786,176	—	52,786,176

	Fair Value Measurement at December 31, 2019
	Quoted prices in active
	markets
	for identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	317,205		317,205
Other non-current financial assets	—	98,918,457	—	98,918,457
Total assets	—	99,235,662	—	99,235,662
Liabilities
Current liabilities
Other current financial liabilities	—	374,576	—	374,576
Total liabilities	—	374,576	—	374,576